American Century Investments®
Quarterly Portfolio Holdings
Ultra® Fund
July 31, 2020

Ultra - Schedule of Investments
JULY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Automobiles — 2.7%
Tesla, Inc.(1)	298,000	426,366,481
Banks — 0.9%
JPMorgan Chase & Co.	1,032,435	99,774,518
U.S. Bancorp	1,116,000	41,113,440
		140,887,958
Beverages — 1.1%
Constellation Brands, Inc., Class A	936,673	166,915,129
Biotechnology — 3.1%
Biogen, Inc.(1)	424,944	116,727,868
Ionis Pharmaceuticals, Inc.(1)	731,088	42,081,425
Regeneron Pharmaceuticals, Inc.(1)	522,701	330,383,621
		489,192,914
Capital Markets — 1.2%
MSCI, Inc.	491,778	184,898,692
Chemicals — 0.7%
Ecolab, Inc.	570,582	106,744,481
Commercial Services and Supplies — 0.3%
Copart, Inc.(1)	508,736	47,439,632
Electrical Equipment — 0.7%
Acuity Brands, Inc.	499,000	49,450,900
Rockwell Automation, Inc.	275,000	59,988,500
		109,439,400
Electronic Equipment, Instruments and Components — 0.7%
Cognex Corp.	829,938	55,497,954
Keyence Corp.	127,900	53,750,589
		109,248,543
Entertainment — 2.7%
Netflix, Inc.(1)	536,667	262,365,763
Roku, Inc.(1)	284,000	43,988,760
Walt Disney Co. (The)	1,035,000	121,032,900
		427,387,423
Food and Staples Retailing — 1.6%
Costco Wholesale Corp.	802,820	261,341,995
Health Care Equipment and Supplies — 5.4%
ABIOMED, Inc.(1)	103,743	31,116,675
DexCom, Inc.(1)	154,616	67,341,453
Edwards Lifesciences Corp.(1)	2,238,438	175,515,924
IDEXX Laboratories, Inc.(1)	313,000	124,495,750
Intuitive Surgical, Inc.(1)	608,810	417,302,726
Tandem Diabetes Care, Inc.(1)	380,056	39,700,650
		855,473,178
Health Care Providers and Services — 3.3%
UnitedHealth Group, Inc.	1,728,000	523,203,840
Hotels, Restaurants and Leisure — 3.4%
Chipotle Mexican Grill, Inc.(1)	242,398	280,008,474
Starbucks Corp.	2,380,085	182,147,905
Wingstop, Inc.	516,716	80,736,875
		542,893,254

	Shares/ Principal Amount ($)	Value ($)
Household Products — 0.8%
Colgate-Palmolive Co.	1,677,000	129,464,400
Interactive Media and Services — 11.2%
Alphabet, Inc., Class A(1)	288,955	429,950,592
Alphabet, Inc., Class C(1)	351,787	521,686,049
Facebook, Inc., Class A(1)	2,746,176	696,622,466
Tencent Holdings Ltd.	1,877,000	128,489,349
		1,776,748,456
Internet and Direct Marketing Retail — 8.7%
Amazon.com, Inc.(1)	436,294	1,380,730,896
IT Services — 15.4%
Adyen NV(1)	39,901	66,614,383
MasterCard, Inc., Class A	2,392,700	738,219,731
PayPal Holdings, Inc.(1)	2,528,716	495,805,346
Shopify, Inc., Class A(1)	220,453	225,743,872
Square, Inc., Class A(1)	1,742,670	226,285,699
Visa, Inc., Class A	3,592,544	684,020,378
		2,436,689,409
Machinery — 1.6%
Donaldson Co., Inc.	704,557	34,058,285
Nordson Corp.	322,200	62,387,586
Westinghouse Air Brake Technologies Corp.	1,365,607	84,927,099
Yaskawa Electric Corp.	1,951,800	65,015,144
		246,388,114
Oil, Gas and Consumable Fuels — 0.2%
EOG Resources, Inc.	847,000	39,681,950
Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	961,000	189,835,940
Road and Rail — 1.0%
J.B. Hunt Transport Services, Inc.	1,273,835	164,834,249
Semiconductors and Semiconductor Equipment — 2.3%
Analog Devices, Inc.	1,258,000	144,481,300
Applied Materials, Inc.	1,566,108	100,747,727
Xilinx, Inc.	1,090,291	117,042,739
		362,271,766
Software — 13.4%
DocuSign, Inc.(1)	1,754,000	380,319,820
Fair Isaac Corp.(1)	191,000	83,885,290
Microsoft Corp.	4,520,765	926,802,033
Paycom Software, Inc.(1)	312,000	88,723,440
salesforce.com, Inc.(1)	2,508,766	488,833,055
Splunk, Inc.(1)	373,000	78,262,860
Zoom Video Communications, Inc., Class A(1)	284,000	72,110,440
		2,118,936,938
Specialty Retail — 2.4%
Ross Stores, Inc.	1,430,729	128,293,469
TJX Cos., Inc. (The)	4,939,724	256,816,251
		385,109,720
Technology Hardware, Storage and Peripherals — 11.9%
Apple, Inc.	4,417,123	1,877,453,960
Textiles, Apparel and Luxury Goods — 1.8%
lululemon athletica, Inc.(1)	208,482	67,879,654

	Shares/ Principal Amount ($)	Value ($)
NIKE, Inc., Class B	2,302,000	224,698,220
		292,577,874
TOTAL COMMON STOCKS (Cost $4,465,550,736)		15,792,156,592
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 2.125%, 9/15/22 - 12/31/22, valued at $22,366,207), in a joint trading account at 0.04%, dated 7/31/20, due 8/3/20 (Delivery value $21,931,676)		21,931,603
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.25%, 7/31/25, valued at $35,799,035), at 0.05%, dated 7/31/20, due 8/3/20 (Delivery value $35,097,146)		35,097,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	49,487	49,487
TOTAL TEMPORARY CASH INVESTMENTS (Cost $57,078,090)		57,078,090
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $4,522,628,826)		15,849,234,682
OTHER ASSETS AND LIABILITIES — (0.1)%		(15,700,180)
TOTAL NET ASSETS — 100.0%		$15,833,534,502

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,089,297	USD	1,282,223	Credit Suisse AG	9/30/20	$2,476
USD	37,272,807	EUR	33,197,632	Credit Suisse AG	9/30/20	(1,879,921)
USD	1,704,004	EUR	1,504,268	Credit Suisse AG	9/30/20	(70,104)
USD	1,738,280	EUR	1,530,203	Credit Suisse AG	9/30/20	(66,416)
USD	1,371,453	EUR	1,167,104	Credit Suisse AG	9/30/20	(5,010)
USD	43,041,647	JPY	4,582,730,250	Bank of America N.A.	9/30/20	(281,413)
						$(2,300,388)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	15,478,287,127	313,869,465	—
Temporary Cash Investments	49,487	57,028,603	—
	15,478,336,614	370,898,068	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,476	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,302,864	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.